Depreciation and amortization expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Depreciation	$ 1,130.2	$ 1,449.8	$ 1,370.3
General and administrative	12.3	22.0	26.0
Total depreciation and amortization expense	$ 1,142.5	$ 1,471.8	$ 1,396.3